Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 1		$ 4	$ 0
Defined Benefit Plan, Amortization of Gains (Losses)	0		0	0
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance			(92)	(28)
Other comprehensive income before reclassifications, net of tax			19	(64)
Amounts reclassified from Accumulated other comprehensive loss, net of tax			3	0
Ending balance	(28)		(76)	(92)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	0		(1)	0
Other Comprehensive Income (Loss), Net of Tax	(28)	(202)	16	(64)
Pension Plan, Defined Benefit [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance			0	1
Other comprehensive income before reclassifications, net of tax			20	(1)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	(1)	0	3	0
Net Other Comprehensive Income	1	71	17	(1)
Ending balance	1		17	0
Foreign Currency Translation Gains Losses [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance			(92)	(29)
Other comprehensive income before reclassifications, net of tax			(1)	(63)
Amounts reclassified from Accumulated other comprehensive loss, net of tax			0
Net Other Comprehensive Income	29	(31)		63
Ending balance	(29)		(93)	(92)
MPM Inc [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance			(92)
Ending balance			(76)	(92)
Other Comprehensive Income (Loss), Net of Tax	(28)	(40)	16	(64)
Accumulated Other Comprehensive Income (Loss)
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Other Comprehensive Income (Loss), Net of Tax	(28)	(40)		(64)
Accumulated Other Comprehensive Income (Loss) | MPM Inc [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Other Comprehensive Income (Loss), Net of Tax	$ (28)	$ (40)	$ 16	$ (64)